Subsequent Events (Details) - Mr. Yakov [Member] - shares	Jan. 03, 2019	Apr. 10, 2018
Subsequent Events (Textual)
Granted common stock option	200,000	200,000
Subsequent Event [Member]
Subsequent Events (Textual)
Granted common stock option	200,000